Consolidated Statements of Changes in Partners' Capital (Net Asset Value) (USD $)	Class A General Partner	Class A Limited Partners	Class A	Class B General Partner	Class B Limited Partners	Class B	Legacy 1 Class General Partner	Legacy 1 Class Limited Partners	Legacy 1 Class	Legacy 2 Class General Partner	Legacy 2 Class Limited Partners	Legacy 2 Class	Global 1 Class General Partner	Global 1 Class Limited Partners	Global 1 Class	Global 2 Class General Partner	Global 2 Class Limited Partners	Global 2 Class	Global 3 Class General Partner	Global 3 Class Limited Partners	Global 3 Class	Total
Partners' capital, (net asset value) at Dec. 31, 2011		$ 41,622,105			$ 460,685,410			$ 4,753,458			$ 14,932,071			$ 12,255,712			$ 26,494,677			$ 228,570,428
Partners' capital, (net asset value) at Dec. 31, 2011																						798,842,191
Partners' capital, (net asset value) at Dec. 31, 2011	3,898,734			469,305			935,031			903,063			1,200,376			1,710,523			411,298
Partners' capital, (net asset value) (in units) at Dec. 31, 2011		32,119.81			419,169.11			5,210.84			16,534.92			14,017.11			30,586.54			277,864.25
Partners' capital, (net asset value) (in units) at Dec. 31, 2011	3,008.66			427.01			1,025.00			1,000.00			1,372.89			1,974.70			500.00
Net asset value per unit at beginning of period (in dollars per unit) at Dec. 31, 2011			$ 1,295.84			$ 1,099.04			$ 912.23			$ 903.06			$ 874.34			$ 866.22			$ 822.60
Increase (Decrease) in Partners' Capital
Contributions								349,150			1,014,958			3,520,351			4,373,822			36,332,945		45,591,226
Contributions (in units)								369.93			1,127.13			3,970.66			4,988.20			44,315.45
Redemptions	(650,000)	(8,223,133)		(461,824)	(105,075,179)			(1,057,043)			(4,379,910)			(4,882,572)			(6,623,424)		(406,616)	(33,991,463)		(165,751,164)
Redemptions (in units)	(508.88)	(6,412.48)		(427.01)	(96,911.80)			(1,185.11)			(4,868.53)			(5,538.17)			(7,644.09)		(500.00)	(41,657.58)
Net income (loss)	(208,081)	(2,129,332)		(7,481)	(25,306,440)		(37,033)	(194,549)		(38,461)	(505,812)		(39,564)	(367,077)		(60,688)	(909,373)		(4,682)	(12,133,630)		(41,942,203)
Partners' capital, (net asset value) at Dec. 31, 2012		31,269,640			330,303,791			3,851,016			11,061,307			10,526,414			23,335,702			218,778,280
Partners' capital, (net asset value) at Dec. 31, 2012																						636,740,050
Partners' capital, (net asset value) at Dec. 31, 2012	3,040,653						897,998			864,602			1,160,812			1,649,835
Partners' capital, (net asset value) (in units) at Dec. 31, 2012		25,707.33			322,257.31			4,395.66			12,793.52			12,449.60			27,930.65			280,522.12
Partners' capital, (net asset value) (in units) at Dec. 31, 2012	2,499.78						1,025.00			1,000.00			1,372.89			1,974.70
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2012			$ 1,216.37			$ 1,024.97			$ 876.10			$ 864.60		$ 845.52	$ 845.52		$ 835.49	$ 835.49		$ 779.90	$ 779.90
Increase (Decrease) in Partners' Capital
Contributions											426,064			914,871			1,955,847			24,761,125		28,057,907
Contributions (in units)											493.95			1,080.05			2,344.85			32,538.51
Redemptions	(2,000,000)	(9,627,119)			(97,440,547)			(931,514)			(6,827,074)			(2,949,624)			(10,046,041)			(63,241,200)		(193,063,119)
Redemptions (in units)	(1,735.79)	(8,214.87)			(99,484.86)			(1,082.43)			(8,156.51)			(3,590.89)			(12,372.29)			(84,126.07)
Net income (loss)	(147,050)	(1,182,305)			(14,675,494)		(15,715)	(67,593)		(16,840)	(310,469)		(14,111)	(190,381)		(23,766)	(503,068)			(7,216,037)		(24,362,829)
Partners' capital, (net asset value) at Dec. 31, 2013		20,460,216	20,460,216		218,187,750	218,187,750		2,851,909	2,851,909		4,349,828	4,349,828		8,301,280	8,301,280		14,742,440	14,742,440		173,082,168	173,082,168
Partners' capital, (net asset value) at Dec. 31, 2013																						447,372,009
Partners' capital, (net asset value) at Dec. 31, 2013	893,603		893,603				882,283		882,283	847,762		847,762	1,146,701		1,146,701	1,626,069		1,626,069
Partners' capital, (net asset value) (in units) at Dec. 31, 2013		17,492.46	17,492.46		222,772.45	222,772.45		3,313.23	3,313.23		5,130.96	5,130.96		9,938.76	9,938.76		17,903.21	17,903.21		228,934.56	228,934.56
Partners' capital, (net asset value) (in units) at Dec. 31, 2013	763.99		763.99				1,025.00		1,025.00	1,000.00		1,000.00	1,372.89		1,372.89	1,974.70		1,974.70
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2013			$ 1,169.66			$ 979.42			$ 860.76			$ 847.76		$ 835.24	$ 835.24		$ 823.45	$ 823.45		$ 756.03	$ 756.03
Increase (Decrease) in Partners' Capital
Contributions											7,000			4,512,500			45,500			2,877,700		7,442,700
Contributions (in units)											8.26			5,110.56			57.38			3,959.10
Redemptions	(500,000)	(6,021,131)			(62,793,949)			(1,274,439)		(600,000)	(3,608,100)			(4,727,567)		(500,000)	(10,123,533)			(79,590,652)		(169,739,371)
Redemptions (in units)	(456.65)	(5,367.12)			(66,902.61)			(1,510.49)		(736.87)	(4,414.80)			(5,842.75)		(645.12)	(12,763.75)			(107,331.93)
Net income (loss)	(10,168)	688,153			6,530,212		76,246	108,366		(5,614)	(82,077)		107,073	321,553		68,805	5,919			5,645,382		13,453,850
Partners' capital, (net asset value) at Dec. 31, 2014		15,127,238	15,127,238		161,924,013	161,924,013		1,685,836	1,685,836		666,651	666,651		8,407,766	8,407,766		4,670,326	4,670,326		102,014,598	102,014,598
Partners' capital, (net asset value) at Dec. 31, 2014																						298,529,188
Partners' capital, (net asset value) at Dec. 31, 2014	$ 383,435		$ 383,435				$ 958,529		$ 958,529	$ 242,148		$ 242,148	$ 1,253,774		$ 1,253,774	$ 1,194,874		$ 1,194,874
Partners' capital, (net asset value) (in units) at Dec. 31, 2014		12,125.34	12,125.34		155,869.84	155,869.84		1,802.74	1,802.74		724.42	724.42		9,206.57	9,206.57		5,196.84	5,196.84		125,561.73	125,561.73
Partners' capital, (net asset value) (in units) at Dec. 31, 2014	307.34		307.34				1,025.00		1,025.00	263.13		263.13	1,372.89		1,372.89	1,329.58		1,329.58
Net asset value per unit at end of period (in dollars per unit) at Dec. 31, 2014			$ 1,247.57			$ 1,038.84			$ 935.15			$ 920.26		$ 913.24	$ 913.24		$ 898.69	$ 898.69		$ 812.47	$ 812.47